Financial Highlights (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financial Highlights [Line Items]
Units (in shares)	20,921,375	21,797,579
Net Assets	$ 112,083,448	$ 106,651,649	$ 100,673,266	$ 99,791,032
Company Net Assets
Financial Highlights [Line Items]
Net Assets	$ 30,945,000	$ 25,788,000	$ 23,442,000	$ 24,688,000	$ 25,731,000
Units
Financial Highlights [Line Items]
Units (in shares)	20,921,000	21,798,000	22,591,000	23,400,000	24,124,000
Net Assets
Financial Highlights [Line Items]
Net Assets	$ 81,138,000	$ 80,863,000	$ 77,231,000	$ 75,103,000	$ 71,085,000
Investment Income Ratio
Financial Highlights [Line Items]
Investment Income Ratio	3.51%	3.16%	3.68%	5.04%	4.84%
Minimum | Units
Financial Highlights [Line Items]
Units Value (in dollars per share)	$ 3.19050	$ 3.07375	$ 2.85193	$ 2.69505	$ 2.49097
Minimum | Units | Scenario, Previously Reported
Financial Highlights [Line Items]
Units Value (in dollars per share)					$ 2.30961
Minimum | Expense Ratio
Financial Highlights [Line Items]
Expense Ratio	0.35%	0.35%	0.35%	0.35%	0.35%
Minimum | Total Return
Financial Highlights [Line Items]
Total Return	3.80%	7.78%	5.82%	8.19%	5.53%
Maximum | Units
Financial Highlights [Line Items]
Units Value (in dollars per share)	$ 4.17877	$ 3.99015	$ 3.66932	$ 3.43650	$ 3.14796
Maximum | Units | Scenario, Previously Reported
Financial Highlights [Line Items]
Units Value (in dollars per share)					$ 2.63416
Maximum | Expense Ratio
Financial Highlights [Line Items]
Expense Ratio	1.25%	1.25%	1.25%	1.25%	1.25%
Maximum | Total Return
Financial Highlights [Line Items]
Total Return	4.73%	8.74%	6.77%	9.17%	6.48%